Note 7 - Balance Sheet Disclosures (Details Textual) € / shares in Units, $ / shares in Units, € in Thousands						1 Months Ended			6 Months Ended	12 Months Ended			14 Months Ended
	Nov. 17, 2021 EUR (€) € / shares shares	Nov. 17, 2021 USD ($) $ / shares shares	Nov. 08, 2021 € / shares shares	Dec. 10, 2020 EUR (€) shares	Nov. 27, 2020 EUR (€) € / shares shares	Feb. 28, 2022 EUR (€)	Nov. 30, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) installment € / shares shares	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€) installment € / shares shares	Dec. 31, 2020 EUR (€) installment € / shares shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 EUR (€)
Statement Line Items [Line Items]
Amortisation, intangible assets other than goodwill										€ 34	€ 11	€ 11
Depreciation and amortisation, research and development										284	171	78
Depreciation, property, plant and equipment										125	61	50
Impairment loss recognised in profit or loss, property, plant and equipment										1,965	0	0
Depreciation, right-of-use assets										415	313	163
Lease commitments for short-term leases for which recognition exemption has been used								€ 0		4	0
Expense relating to variable lease payments not included in measurement of lease liabilities										16
Other non-current financial assets								41		91	41
Other current financial assets								5,404		6,233	5,404
Other current non-financial assets								579		3,236	579
Subscribed capital								6,468		8,735	6,468
Par value per share (in EUR per share) | € / shares			€ 0.06
Issue of equity											36,008	5,189
Increase in number of shares outstanding, new issuances (in shares) | shares			25,468,644	1,735,197
Capital Authorised								25,200		€ 25,200,000	25,200
Number of shares authorised (in shares) | shares										320,000,000
Proceeds from issuing shares	€ 142,334	$ 160,425,000
Payments for share issue costs								€ 2,192		€ 2,825
Payments for transaction costs deferred for planned IPO	135			€ 135
Increase in number of shares outstanding, settlement agreement (in shares) | shares				480,000
Modification of settlement agreement liability				€ 1,427
Modification of liability, new share issuance				38,200
Increase (decrease) through share-based payment transactions, equity										€ 1,981	€ 32,160
Advances, percent cancellable								11.00%		28.00%	11.00%
Advances, percent cancellable, year one								1.00%		58.00%	1.00%
Advances, percent cancellable, year two								21.00%		13.00%	21.00%
Advances, percent cancellable, year three								66.00%		1.00%	66.00%
Advances, percent cancellable, year four								1.00%			1.00%
Repayments of borrowings										€ 2,187	€ 2,327	0
Total trade and other current payables								€ 2,874		7,582	2,874
Short-term employee benefits [member]
Statement Line Items [Line Items]
Total trade and other current payables										383
Accrued vacation payments to employees [member]
Statement Line Items [Line Items]
Accruals										857
Accrued expenses for peniding invoices [member]
Statement Line Items [Line Items]
Accruals										751
Statutory levies [member]
Statement Line Items [Line Items]
Accruals								65		144	65
Mandatory convertible notes [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares							€ 0.06
Total borrowings	€ 9,661						€ 9,661	6,800			6,800
Conversion of loans, number of shares issued (in shares) | shares							737,664
Total par value of shares converted from debt recognized in subscribed capital							€ 44
Loan 1 [member]
Statement Line Items [Line Items]
Total borrowings								€ 1,225			€ 1,225
Borrowings, interest rate								4.00%			4.00%
First loan 2 [member]
Statement Line Items [Line Items]
Total borrowings								€ 185			€ 185
Borrowings, interest rate								4.00%			4.00%
Second loan 2 [member]
Statement Line Items [Line Items]
Total borrowings								€ 185		100	€ 185
Loan 3 [member]
Statement Line Items [Line Items]
Total borrowings										€ 2,500
Borrowings, interest rate										12.00%
Repayments of borrowings										€ 29
Total trade and other current payables								200		250	200
Loan 3 after IPO [member]
Statement Line Items [Line Items]
Repayments of borrowings										€ 250
Borrowing, number of monthly installments | installment										5
Settlement agreement , recognized in equity										€ 1,427
Total trade and other current payables								€ 200		€ 250	€ 200
Subordinated loans [member]
Statement Line Items [Line Items]
Borrowings, interest rate								6.00%			6.00%
Participation rights [member]
Statement Line Items [Line Items]
Total borrowings							€ 9,617							€ 1,383
Borrowings, interest rate														3.50%
Percentage of face value														0.52%
Number of cars reserved | $													1,000
Two investors [member]
Statement Line Items [Line Items]
Issue of equity									€ 68,136
Each investor [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, new issuances (in shares) | shares			0.71
Capital providers [member] | Loan 3 [member]
Statement Line Items [Line Items]
Repayments of borrowings											€ 250
Borrowing, number of monthly installments | installment								5			5
Ordinary shares [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares					30,588,000
Par value per share (in EUR per share) | € / shares	€ 0.06				€ 0.06		€ 0.06			€ 0.06
Increase in number of shares outstanding, new issuances (in shares) | shares	10,000,000	10,000,000
Shares issued, price per share (in EUR per share) | $ / shares		$ 15.00
Increase in number of shares outstanding, conversion of convertible securities (in shares) | shares	737,664	737,664
Number of shares authorised, maximum dividend (in shares) | shares								320,000			320,000
Ordinary shares [member] | Underwriters [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares	€ 0.06
Increase in number of shares outstanding, new issuances (in shares) | shares	1,500,000	1,500,000
Shares issued, price per share (in EUR per share) | $ / shares		$ 13.95
High-voting shares [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares					3,000,000
Par value per share (in EUR per share) | € / shares					€ 1.50					€ 1.50
Number of shares authorised (in shares) | shares										4,000,000
Number of shares authorised, maximum dividend (in shares) | shares								4,000,000			4,000,000
Subscribed capital [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares								35,803,197		73,577,641	35,803,197
Subscribed capital [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares								€ 0.06		€ 0.06	€ 0.06
Subscribed capital [member] | High-voting shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares								€ 1.50		€ 1.50	€ 1.50
Issued capital [member]
Statement Line Items [Line Items]
Issue of equity				133							€ 104	2
Issue of share split											1,835
Increase (decrease) through share-based payment transactions, equity											0
Issued capital [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Issue of share split					€ 1,835
Issued capital [member] | High-voting shares [member]
Statement Line Items [Line Items]
Issue of share split					4,500
Capital reserve [member]
Statement Line Items [Line Items]
Issue of equity				€ 37,302							35,904	5,187
Issue of share split											(1,835)
Increase (decrease) through share-based payment transactions, equity											0
Capital reserve [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Issue of share split					1,835
Capital reserve [member] | High-voting shares [member]
Statement Line Items [Line Items]
Issue of share split					€ 4,500
Other reserves [member]
Statement Line Items [Line Items]
Issue of equity											0	0
Issue of share split											0
Increase (decrease) through share-based payment transactions, equity										€ 1,981	€ 32,160
Bottom of range [member] | Subordinated loans [member]
Statement Line Items [Line Items]
Loan term (Year)											1 year
Bottom of range [member] | Participation rights [member]
Statement Line Items [Line Items]
Number of cars reserved | $													2,000
Top of range [member] | Subordinated loans [member]
Statement Line Items [Line Items]
Loan term (Year)											4 years
Equipment or hardware [member]
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment										254
Advance payments to technical equipment and machinery [member]
Statement Line Items [Line Items]
Depreciation, property, plant and equipment											€ 0
Additions other than through business combinations, property, plant and equipment										634
Impairment loss recognised in profit or loss, property, plant and equipment										1,965	0
Research and development [member]
Statement Line Items [Line Items]
Depreciation and amortisation, research and development										22	0
Selling and distribution costs [member]
Statement Line Items [Line Items]
Depreciation and amortisation, selling and distributions expense										4	11
General and administrative expenses [member]
Statement Line Items [Line Items]
Depreciation and amortisation, general and administrative										8	0
Property, plant and equipment 1 [member]
Statement Line Items [Line Items]
Depreciation and amortisation, research and development										70	28	19
Depreciation and amortisation, selling and distributions expense										27	15	18
Depreciation and amortisation, general and administrative										€ 28	18	13
Buildings [member] | Bottom of range [member]
Statement Line Items [Line Items]
Remaining lease terms (Year)										6 years
Buildings [member] | Top of range [member]
Statement Line Items [Line Items]
Remaining lease terms (Year)										10 years
Vehicles [member] | Bottom of range [member]
Statement Line Items [Line Items]
Remaining lease terms (Year)										2 years
Vehicles [member] | Top of range [member]
Statement Line Items [Line Items]
Remaining lease terms (Year)										3 years
Right-of-use assets [member]
Statement Line Items [Line Items]
Depreciation and amortisation, research and development										€ 192	144	61
Depreciation and amortisation, selling and distributions expense										45	77	56
Depreciation and amortisation, general and administrative										178	92	€ 46
PayPal reserve [member] | Paypal reserve released [member]
Statement Line Items [Line Items]
Reserve Released						€ 5,900
Other current financial assets						€ 100
Receivable for VAT and other taxes [member]
Statement Line Items [Line Items]
Other current non-financial assets								€ 257		2,069	257
Prepaid expenses for software [member]
Statement Line Items [Line Items]
Other current non-financial assets								€ 256		€ 669	€ 256